Intangible assets and Goodwill - Development of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and Goodwill
Amount beginning of the year	€ 23,819	€ 30,851
Amount end of the year	15,453	23,819
Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	189,246	186,623
Foreign currency translation	(1,105)	34
Additions	3,659	917
Business combination		1,672
Amount end of the year	191,800	189,246
Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(165,427)	(155,772)
Foreign currency translation	1,035	393
Additions	(6,946)	(10,048)
Impairment	(5,011)
Amount end of the year	(176,348)	(165,427)
Patents and licences
Intangible assets and Goodwill
Amount beginning of the year	1,534	1,029
Amount end of the year	861	1,534
Patents and licences | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	12,883	11,211
Foreign currency translation	(46)
Business combination		1,672
Reclassification	(1,672)
Amount end of the year	11,166	12,883
Patents and licences | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(11,349)	(10,182)
Foreign currency translation	(10)
Additions	(84)	(1,223)
Reclassification	1,138	56
Amount end of the year	(10,304)	(11,349)
Developed Technologies
Intangible assets and Goodwill
Amount beginning of the year	6,575	6,801
Impairment	(5,011)
Amount end of the year	4,844	6,575
Developed Technologies | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	100,735	99,784
Foreign currency translation	(731)	34
Additions	3,659	917
Reclassification	1,672
Amount end of the year	105,334	100,735
Developed Technologies | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(94,160)	(92,983)
Foreign currency translation	641	438
Additions	(822)	(1,559)
Impairment	(5,011)
Reclassification	(1,138)	(56)
Amount end of the year	(100,490)	(94,160)
Customer relationships
Intangible assets and Goodwill
Amount beginning of the year	14,684	21,698
Additions	(5,818)
Amount end of the year	8,943	14,684
Customer relationships | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	69,089	69,089
Foreign currency translation	(327)
Amount end of the year	68,762	69,089
Customer relationships | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(54,405)	(47,391)
Foreign currency translation	404	(45)
Additions	(5,818)	(6,969)
Amount end of the year	(59,819)	(54,405)
Trademarks
Intangible assets and Goodwill
Amount beginning of the year	1,026	1,323
Amount end of the year	804	1,026
Trademarks | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	6,539	6,539
Amount end of the year	6,539	6,539
Trademarks | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(5,513)	(5,216)
Additions	(222)	(297)
Amount end of the year	€ (5,735)	€ (5,513)